Investment Securities (Carrying Value And Fair Value Of Securities Held-To-Maturity) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	$ 304.7 [1]	$ 1,042.3 [1]
Gross Unrecognized Gains	12.3	10.8
Gross Unrecognized Losses	(8.0)	(12.3)
Fair Value	309.0	1,040.8
U.S. Government Agency Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value		735.5
Gross Unrecognized Gains		0.1
Gross Unrecognized Losses
Fair Value		735.6
Mortgage-Backed Securities - U.S. Government-Sponsored Agency Guaranteed [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	104.0	96.3
Gross Unrecognized Gains	1.9	1.7
Gross Unrecognized Losses	(4.9)	(5.8)
Fair Value	101.0	92.2
State And Municipal [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	51.6	57.4
Gross Unrecognized Gains
Gross Unrecognized Losses	(3.1)	(6.5)
Fair Value	48.5	50.9
Foreign Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	36.3	38.3
Gross Unrecognized Gains
Gross Unrecognized Losses
Fair Value	36.3	38.3
Corporate - Foreign [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	112.8	114.8
Gross Unrecognized Gains	10.4	9.0
Gross Unrecognized Losses
Fair Value	$ 123.2	$ 123.8

[1]	Recorded at amortized cost less impairment on securities that have credit-related impairment.